Balance Sheets - Genesis Unicorn Capital Corp [Member] - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 89,098	$ 98,254	$ 9,650
Prepaid expenses – current	131,844	157,134
Deferred offering costs			172,719
Total current assets	220,942	255,388	182,369
Prepaid expenses – noncurrent		19,007
Investments held in Trust Account	58,105,401	88,824,794
Total Assets	58,326,343	89,099,189	182,369
Current liabilities:
Accounts payable	63,564	23,474
Franchise tax payable	20,000	200,000
Income tax payable	56,540	227,000
Total current liabilities	3,350,019	1,158,646	174,147
Deferred underwriting commissions payable	2,803,125	2,803,125
Total Liabilities	6,153,144	3,961,771	174,147
Commitments and Contingencies (Note 6)
Class A common stock subject to possible redemption; 8,625,000 and no shares at redemption value of $10.24 per share at December 31, 2022	57,928,860	88,297,794
Stockholders’ Equity (Deficit):
Preferred stock, $0.0001 par value; 1,250,000 shares authorized; none issued and outstanding at December 31, 2022 and December 31, 2021
Additional paid-in capital			24,784
Accumulated deficit	(5,755,919)	(3,160,634)	(16,778)
Total Stockholders’ Equity (Deficit):	(5,755,661)	(3,160,376)	8,222
Total Liabilities and Stockholders’ Equity (Deficit):	58,326,343	89,099,189	182,369
Common Class A [Member]
Stockholders’ Equity (Deficit):
Common stock, value	42	42
Common Class B [Member]
Stockholders’ Equity (Deficit):
Common stock, value	216	216	216
Nonrelated Party [Member]
Current liabilities:
Accrued expenses - related party	759,915	448,172
Related Party [Member]
Current liabilities:
Accrued expenses - related party		10,000
Promissory note - related party	$ 2,450,000	$ 250,000	$ 174,147